Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
For the computation of basic loss [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares	59,253,315	59,188,504
Loss attributed to equity holders of the Company	$ 21,291	$ 39,330
Effect of potential dilutive ordinary shares (Warrants) [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares	83,318	536,572
Loss attributed to equity holders of the Company	$ 3,525	$ 5,810
For the computation of diluted loss [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares	59,336,633	59,725,076
Loss attributed to equity holders of the Company	$ 24,816	$ 45,140